Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Transactions with related parties - Statements of Income (Table)
Six months ended June 30
	2021	2020
Included in voyage expenses – related party
Charter hire commissions (a)	$851	$855

Included in general and administrative expenses – related party
Executive services fee (d)	$324	$298
Administrative services fee (e)	$60	$60
Management fees-related party
Management fees (a)	$2,987	$3,358

Transactions with related parties - Balance Sheet (Table)
Period/Year ended

	2021	2020
Assets:
Security deposits to Manager (a)	$1,350	$1,350
Total assets due from related party, non-current	$1,350	$1,350

Liabilities included in Due to related party:
Working capital due to Manager (a)	$356	$1,032
Executive service charges due to Manager (d)	$162	$159
Administrative service charges due to Manager (e)	$30	$30
Other Partnership expenses due to Manager	$70	$485
Total liabilities due to related party, current	$618	$1,706